Leases - Schedule of Future Minimum Lease Commitments (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Commitments [Abstract]
2025 (remaining 6 months)	$ 49,789
2026	200,462
2027	207,783
2028	215,950
2029	197,905
Thereafter	42,436
Total lease payments	914,325
Less: imputed interest	(164,223)
Present value of lease liabilities	$ 750,102	$ 301,638